As filed with the Securities and Exchange Commission on May 18, 1999
                                                          Registration No. 333-
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                         Pre-Effective Amendment No. __                    / /

                        Post-Effective Amendment No. __                    / /

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                                Amendment No.                              / /

                          INTERNET.COM(TM) INDEX FUND, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5220
                                                           --------------
                               BERNADETTE N. FINN
                       Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                   -------------------------------------------
                     (Name and Address of Agent for Service)

              Copy to:         MICHAEL R. ROSELLA, Esq.
                               Battle Fowler LLP
                               75 East 55th Street
                               New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:  (check appropriate box)


               / /  immediately  upon filing pursuant to paragraph (b)
               / /  on (Date) pursuant to paragraph  (b)
               / /  60 days after filing  pursuant to paragraph (a)
               / /  on (date) pursuant  to  paragraph  (a) of Rule 485
               / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:


               / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may declare.

837532.1

                   [Subject to completion, dated May 18, 1999]


Internet.com(TM) Index Fund, Inc.                             600 FIFTH AVENUE
                                                              NEW YORK, NY 10020
                                                              (212) 830-5220


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







      Prospectus
      [June       , 1999]



      The Fund seeks to match, as closely as possible, the performance of the ISDEX(R), an Internet stock index that consists of a modified capitalized-weighted group of 50 Internet stocks.



      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



      TABLE OF CONTENTS

    ------------------------------------------------------------------------------------------------------------------
     2.   Risk/Return Summary: Investments, Risks,          9.    Management, Organization and Capital Structure
          and Performance                                   9.    Shareholder Information
     4.   Fee Table                                        17.    Tax Consequences
     5.   Investment Objectives, Principal Investment      17.    Distribution Arrangements
          Strategies and Related Risks
    ------------------------------------------------------------------------------------------------------------------

           Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any State.

I.    RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE

Investment Objective
--------------------------------------------------------------------------------
      The Fund seeks to match, as closely as possible, the performance of the ISDEX(R), an Internet stock index that consists of a modified capitalized-weighted group of 50 Internet stocks. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategy
--------------------------------------------------------------------------------
      An index, like the ISDEX(R), is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. An index fund does this by holding all, or a representative sample, of the securities that comprise the index.

      The Fund employs a passive management strategy designed to track the performance of the ISDEX(R), an Internet stock index. The ISDEX(R) contains 50 stocks representative of the diversity of publicly traded U.S. companies that derive revenue primarily from the Internet, including from the software, hardware, content, commerce and communications/access sectors. The Fund invests in the same 50 stocks that comprise the ISDEX(R).

Principal Risks
--------------------------------------------------------------------------------
o  The loss of money is a risk of investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o Investments in companies in the rapidly changing fields of computer/Internet technology and science face special risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries. These type of companies may also be subject to greater share price fluctuation.

o [Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. These types of companies may also be subject to greater share price fluctuation.]

o Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.

o The nature of an index fund is to attempt to match the portfolio to the stocks comprising the index. The Fund will not be managed by the Manager in a way that attempts to maximize performance of the Fund by purchasing or selling any securities other than purchases or sales made to track the index.

Who May Want to Invest in this Fund
--------------------------------------------------------------------------------
      The Fund may be a suitable investment for you if you are looking for a U.S. stock portfolio that follows a simple, cost-effective index-matching strategy and, in doing so, provides the potential for growth in the value of your investment over the long term.

      This Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a fund seeking long-term capital appreciation. Investors should consider their investment goals, their time horizon for achieving them, and their tolerance for risks before investing in the Fund. If you seek an aggressive approach to capital growth and can accept the above average level of price fluctuations that this Fund is expected to experience, this Fund could be an appropriate part of your overall investment strategy.

      The Fund should not represent your complete investment program. It is not designed to provide investors with a means of speculating on short-term fluctuations in the stock market.

                                      -2-
834327.2

Risk/Return Bar Chart
--------------------------------------------------------------------------------

      A bar chart and table will be available to track the Fund's performance once the Fund has a record of average annual returns for a full calendar year.

      Included is past performance information on the ISDEX(R), whose performance the Fund seeks to match. While analyzing this information, please note that the Index's past performance is not an indication of how the Fund will perform in the future.

      Average Annual Total Returns - for the period ending December 31, 1998:

      ISDEX(R)

           One year    ------  %
           Five year   ------  %






                                       -3-
834327.2

    FEE TABLE
------------------------

    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder Fees
    ----------------
     (fees paid directly from your investment)

    Maximum Sales Load Imposed on Purchases
     (as a percentage of the offering price)                   None

    Redemption Fees for shares held less than 1 year
     (as a percent of amount redeemed, if applicable)         2.00%

    Annual Fund Operating Expenses
    ------------------------------
    (expenses that are deducted from Fund assets)

    Management Fee...................................          .65%

    Distribution and Service (12b-1) Fee.............          None

    Other Expenses...................................          .35%

        Administration Fee...........................   .20%
    -------------------------------------------------------------------
    Total Annual Fund Operating Expenses.............         1.00%
    -------------------------------------------------------------------

    "Other Expenses" are based on estimated amounts for the current fiscal year. At the current time the Manager has agreed to cap the Total Annual Fund Operating Expenses at 1.00% by waiving or reimbursing Other Expenses.

    Example
    -------

    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other index funds.

    Assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                                       1 year         3 years
                                                       $              $

    You would pay the following expenses if you did
     not redeem your shares.........................   $              $

834327.2

II.  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS


Investment Objective
--------------------------------------------------------------------------------
       The Fund seeks to match, as closely as possible, the performance of the ISDEX(R), an Internet stock index that consists of a modified capitalized-weighted group of 50 Internet stocks.

      The Fund's investment objective is fundamental and may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund.

Principal Investment Strategy
--------------------------------------------------------------------------------
      The Fund employs a "passively managed" investment--or index--approach designed to track the performance of the ISDEX(R). The Fund holds each stock in the ISDEX(R) in roughly the same proportions as represented in the ISDEX(R) itself. Therefore, if 2% of the ISDEX(R) were comprised of a particular stock, then this Fund would invest 2% of its assets in that company.

      The ISDEX(R) is a modified capitalization-weighted index of internet stocks which was created in April 1996. This means that ISDEX(R) restricts the weighting of the largest component stocks to no more than 10% of the total capitalization of all index stocks. Weights are reviewed, and adjusted only if necessary, at the end of each calendar quarter. Adjustments to ISDEX(R) will be made when any stock's weight exceeds 15% of the total capitalization of all 50 index stocks. When such an adjustment is necessary, all stocks will be adjusted so their weight is 10% or less. The Fund's investments will be similarly reviewed and adjusted, if necessary, at the end of each calendar quarter, so that the Fund's investment portfolio tracks, as closely as possible, any adjustments in ISDEX(R).

      The ISDEX(R) contains 50 stocks representative of the diversity of publicly traded U.S. companies that derive revenue primarily from the Internet, including stocks from the software, hardware, content, commerce and communications/access sectors. In addition, companies are reviewed for their marketshare leadership (as measured by revenue) and for their internet diversity (as measured by the sectors described below). The ISDEX(R) is reviewed quarterly on a regular basis to add or delete stocks that best represent the Internet diversity for investors. If a new company debuts intra-quarterly, that stock may be added to ISDEX(R) immediately upon its initial public offering or soon thereafter.

      The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The world wide web ("www") is a means of graphically interfacing with the Internet. It is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within www documents and to other www documents.


      ISDEX(R) will generally select companies for inclusion in the index from the following sectors:

     o Internet Access Providers - Companies that provide users with access to the Internet.

     o Software Developers - Companies that develop software tools to access to the Internet, to facilitate information distribution and gathering, to secure Internet-based transactions, etc.

     o Hardware Manufacturers - Companies that develop and manufacture communication equipment, such as modems, switches and routers, used to access the Internet, and those that develop and manufacture workstations and Personal Communications Systems used to access to the Internet and provide Internet services.

     o High-Speed Service Developers - Companies that develop next-generation infrastructure and services.

834327.2

      o Content Developers - Companies that supply information and entertainment content, such as games, music, and video, on the Internet.


      o Security Developers - Companies that develop software and services that protect web sites and users from fraud, theft and unauthorized access.

      o e-commerce/e-tailer - Companies that buy and sell goods and services using the Internet.

      The following is a list of the 50 stocks that comprise the ISDEX(R) as of the quarter ended April 30, 1999. Be aware of the fact that the ISDEX(R) can change quarterly so that this listing is only a "snapshot" of the ISDEX(R) at one point in time.

----------------------------------- --------------------------------
Company                             Symbol
----------------------------------- --------------------------------
AMAZON.COM                          AMZN
----------------------------------- --------------------------------
AMERICA ONLINE                      AOL
----------------------------------- --------------------------------
AT HOME CP A                        ATHM
----------------------------------- --------------------------------
AXENT TECHNOL                       AXNT
----------------------------------- --------------------------------
BROADCAST.COM                       BCST
----------------------------------- --------------------------------
BROADCOM CORP                       BRCM
----------------------------------- --------------------------------
BROADVISION                         BVSN
----------------------------------- --------------------------------
BEYOND.COM CORP                     BYND
----------------------------------- --------------------------------
CDNOW INC                           CDNW
----------------------------------- --------------------------------
CHECK PT SFTWRE                     CHKP
----------------------------------- --------------------------------
CMGI INC                            CMGI
----------------------------------- --------------------------------
CONCENT NETW                        CNCX
----------------------------------- --------------------------------
CNET INC                            CNET
----------------------------------- --------------------------------
CYBERIAN OUTPST                     COOL
----------------------------------- --------------------------------
CISCO SYSTEMS                       CSCO
----------------------------------- --------------------------------
CYBERCASH INC                       CYCH
----------------------------------- --------------------------------
DOUBLECLICK INC                     DCLK
----------------------------------- --------------------------------
EBAY INC                            EBAY
----------------------------------- --------------------------------
EGGHEAD.COM                         EGGS
----------------------------------- --------------------------------
E*TRADE GROUP                       EGRP
----------------------------------- --------------------------------
EARTHLINK NET                       ELNK
----------------------------------- --------------------------------
EXODUS COMMS                        EXDS
----------------------------------- --------------------------------
GEOCITIES                           GCTY
----------------------------------- --------------------------------
GO2NET INC                          GNET
----------------------------------- --------------------------------
INKTOMI CORP                        INKT
----------------------------------- --------------------------------
INFOSPACE.COM                       INSP
----------------------------------- --------------------------------
ISS GROUP                           ISSX
----------------------------------- --------------------------------
IVILLAGE INC                        IVIL
----------------------------------- --------------------------------
LYCOS INC                           LCOS
----------------------------------- --------------------------------
MINDSPRING ENT                      MSPG
----------------------------------- --------------------------------
NETWORK ASSOC                       NETA
----------------------------------- --------------------------------
NETWORK SOLUT                       NSOL
----------------------------------- --------------------------------
OPEN MARKET INC                     OMKT
----------------------------------- --------------------------------
ONSALE INC                          ONSL
----------------------------------- --------------------------------
PRODIGY COMM CORP                   PRGY
----------------------------------- --------------------------------
PSINET INC                          PSIX
----------------------------------- --------------------------------
PREVIEW TRAVEL                      PTVL
----------------------------------- --------------------------------
REALNETWORKS                        RNWK
----------------------------------- --------------------------------
SECUR DYNAMICS                      SDTI
----------------------------------- --------------------------------
INFOSEEK CP                         SEEK
----------------------------------- --------------------------------
SECURITY FIRST                      SONE
----------------------------------- --------------------------------
SPORTSLINE USA                      SPLN
----------------------------------- --------------------------------
24/7 MEDIA INC                      TFSM
----------------------------------- --------------------------------
USWEB CP                            USWB
----------------------------------- --------------------------------
VOCALTEC LTD                        VOCLF
----------------------------------- --------------------------------

834327.2

VERIO INC                           VRIO
----------------------------------- --------------------------------
VERISIGN INC                        VRSN
----------------------------------- --------------------------------
EXCITE INC                          XCIT
----------------------------------- --------------------------------
XOOM.COM INC                        XMCM
----------------------------------- --------------------------------
YAHOO INC                           YHOO
----------------------------------- --------------------------------

      [Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.]

      [To track the ISDEX(R) as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.

      Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).

      For this reason, the Fund will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures contracts in which the Fund acquires an interest cannot exceed 20% of that Fund's total assets.

      The reasons for which the Fund will invest in futures and options are:

      --To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

      --To reduce the Fund's transaction costs or add value when these instruments are favorably priced.]

      Defensive Position
      ------------------

      [The Fund may take a temporary defensive position and invest in securities that are inconsistent with its principal investment strategies when the Manager determines that adverse market, economic, political, or other conditions warrant such a position. Pursuant to this policy, the Fund may invest temporarily without limit in investment grade debt securities, preferred stocks or money market instruments.

      The Fund will not necessarily dispose of a security that falls below investment grade unless the Manager determines that the security is inconsistent with the Fund's investment objectives.

      Money market instruments purchased for this purpose include U.S. Government obligations, high quality commercial paper and certificates of deposit and bankers' acceptances issued by domestic banks having more than $1 billion in total assets.]

      Buy/Sell Decisions
      ------------------

      Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, the index funds simply attempt to mirror what the target index does, for better or worse.

      Portfolio Turnover
      ------------------

      Although the Fund seeks to invest for the long term, it retains the right to sell securities regardless of how long they have been held. Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the portfolio's target index. Because of this, the turnover rate for the Fund should be extremely low. The Fund expects the turnover

834327.2
      rate to be ___% for the fiscal year ended __________, 1999.

      Before investing in a mutual fund, you should review its portfolio turnover rate for an indication of the potential effect of transaction costs on the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income. [The average turnover rate for passively managed domestic index funds investing in common stocks is roughly 10%. By comparison, the average turnover rate for all domestic stock funds is approximately 80%.]

     Risks
     -----

      The Computer/Internet Technology and Science Areas. Companies in the rapidly changing fields of computer/Internet technology and science face special risks. For example, these companies spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The computer/Internet technology and science areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

      [Smaller Capitalized Companies. The Adviser believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. [Many] of the companies (list approximately %) are either smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.]

      [Repurchase Agreements. The Fund's portfolio position in cash or cash equivalents may include entering into repurchase agreements. A repurchase agreement is an instrument under which an investor purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. The Fund requires continual maintenance by the Fund's custodian of the market value of underlying collateral in amounts equal to, or in excess of, the value of the repurchase agreement including the agreed upon interest. If the institution defaults on the repurchase agreement, the Fund will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Fund may be delayed or limited and the Fund may incur additional costs. In such case the Fund will be subject to risks associated with changes in the market value of the collateral securities. The Fund intends to limit repurchase agreements to transactions with institutions believed by the Adviser to present minimal credit risk. Repurchase agreements may be considered to be loans under the Investment Company Act of 1940, as amended.]

834327.2

      Year 2000 Compliance. As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Adviser is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur materials costs to be year 2000 compliant. Although the Adviser does not anticipate that the year 2000 issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Fund. The year 2000 problem may also adversely affect issuers of the Securities contained in the Fund to varying degrees based upon various factors, and these may have a corresponding adverse effect on the Fund's performance. The Manager is unable to predict what effect, if any, the year 2000 problem will have on such issues.

III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

      The Fund's investment adviser is Reich & Tang Asset Management, L.P. (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of March 31, 1999, the Manager was the investment manager, adviser or supervisor with respect to assets aggregating in excess of $13.2 billion. The Manager has been an investment adviser since 1970 and currently is manager of seventeen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.

      Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Pursuant to the Investment Management Contract, the Fund pays the Manager a fee equal to [.65]% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services.

       Pursuant to the Administrative Services Contract, the Fund pays the Manager a fee equal to [.20%] per annum of the Fund's average daily net assets for performing clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with the personnel to perform all other clerical and accounting type functions not performed by the Manager.

      The Manager, at its discretion, may voluntarily waive all or a portion of the Investment Management Fee and the administrative services fee. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares.


       [The ISDEX(R) and the Internet Stock Index are the exclusive trademarks of internet.com LLC, a Delaware limited liability company organized in 1998. Pursuant to a license agreement between internet.com LLC and [R&T Distributors, Inc., ("R&T")], R&T has obtained the exclusive use of the ISDEX(R) in connection with investment company products. Any changes in the composition and/or weightings of the ISDEX(R) will be immediately transmitted to the Advisor so that the Fund's portfolio will be adjusted to match any changes in ISDEX(R).

       Pursuant to the License Agreement, R&T has agreed to retain marketing and advertising services from internet.com(TM), LLC to be paid at the expense of R&T. internet.com(TM) is a leading network of integrated business-to-business vertical content Web sites and related Internet media properties focused solely on the Internet industry. internet.com provides Internet users, including Internet industry professionals and sophisticated Internet users, with a wide variety of content, community and commerce products and services. Internet media properties currently include 53 Web sites, 32 e-mail newsletters, 54 online discussion forums and 52 moderated e-mail discussion lists, which provide: (i) real-time Internet industry news; (ii) archives of definitive in publications;
(iii) tutorials, training and skills development; (iv) discussion forums; (v) Internet market research; (vi) software downloads; or (vii) buyer's guides and products reviews. There is no current affiliation between R&T and internet.com LLC except for the License Agreement.


IV.   SHAREHOLDER INFORMATION

      The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for sales or redemptions of shares held for less than one year. All transactions in Fund shares are effected through the Fund's transfer agent who accepts orders for purchases and redemptions from investors directly.

834327.2

Pricing of Fund Shares
-----------------------

      The Fund determines the net asset value of the shares as of 4:00 p.m., New York City time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except days on which the [New York Stock Exchange] is closed for trading (e.g. national holidays). The net asset value is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding.

      [Portfolio securities for which market quotations are readily available are valued at market value.] U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. All other investment assets of the Fund are valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair value.

      Shares are issued as of the first determination of the Fund's net asset value per share made after acceptance of the investor's purchase order. In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). The Fund reserves the right to reject any purchase order for its shares. Certificates for Fund shares will not be issued to an investor.

      Shares are issued as of 4:00 p.m., New York City time, on any Fund Business Day on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 4:00 p.m., New York City time. Fund shares begin accruing income on the day after the shares are issued to an investor.

Purchase of Fund Shares
-----------------------

      Investors may invest in the Fund directly.

      The minimum initial investment in the Fund is $10,000 ($2,500 for IRA accounts). Initial investments may be made in any amount in excess of the applicable minimums. There is no minimum for subsequent investments.

      The Fund will send each shareholder a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchase and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Initial Purchases of Shares
---------------------------

      Investors who wish to invest in the Fund may obtain a current prospectus and the subscription order form necessary to open an account by telephoning the Fund at the following numbers:

    Within New York                  212-830-5220
    Outside New York (TOLL FREE)     800-221-3079

Mail
----

      Investors may send a check made payable to "internet.com(TM) Index Fund, Inc." along with a completed subscription order form to:

      Internet.com(TM) Index Fund, Inc.
      Reich & Tang Funds
      600 Fifth Avenue-8th Floor
      New York, New York 10020

      Checks are accepted subject to collection at full value in United States currency.

Bank Wire
---------
      To purchase shares of the Fund using the wire system for transmittal of money among banks, investors should first obtain a new account number by telephoning the Fund at 212-830-5220 (within New York) or at 800-221-3079 (outside New York) and then instruct a member commercial bank to wire money immediately to:

      Investors Fiduciary Trust Company
      ABA # 101003621
      Reich & Tang Funds
      DDA # 890752-955-4

834327.2

      For internet.com(TM) Index Fund, Inc.
      Account of (Investor's Name)
               -----------------------------
      Account #
               -----------------------------
      SS#/Tax ID#
               -----------------------------

      The investor should then promptly complete and mail the subscription order form.

      Investors planning to wire funds should instruct their bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., New York City time, on a Fund Business Day, will be treated as a Federal Funds payment received on that day.

Personal Delivery
-----------------

      Deliver a check made payable to "internet.com(TM) Index Fund, Inc." along with a completed subscription order form to:

      Reich & Tang Mutual Funds 600
      Fifth Avenue - 8th Floor
      New York, New York 10020

On-Line
-------

      [Insert procedures for Internet purchases]


Electronic Funds Transfers (EFT),
Pre-authorized Credit and Direct Deposit Privilege
---------------------------------------------------
      You may purchase shares of the Fund (minimum of $[ ]) by having salary, dividend payments, interest payments or any other payments designated by you, Federal salary, social security, or certain veteran's, military or other payments from the Federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the Privilege. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or Federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation upon 30 days' notice to you.

Subsequent Purchases of Shares
------------------------------
      Subsequent purchases can be made by personal delivery, bank wire or online, as indicated above, or by mailing a check to:

      internet.com(TM) Index Fund, Inc.
      Mutual Funds Group
      P.O. Box 13232
      Newark, New Jersey 07101-3232

      All payments should clearly indicate the shareholder's account number.

      Provided that the information on the subscription form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares
--------------------
      A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share upon receipt by the Fund's transfer agent of the redemption order (and any supporting documentation which it may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time. However, redemption payments will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which could take up to 15 days after investment.

      A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional

                                      -11-
834327.2
redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

      When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve system or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Redemption Fee
--------------

      The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment in the common stocks of companies in the technology, technology-related and science industries. The Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt the Fund's investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up the Fund's transaction costs--measured by both commissions and bid/ask spreads--which are borne by the remaining long-term investors. For these reasons, the Fund assesses a 2.00% fee on the redemption of shares held for less than one year. Redemption fees will be paid to the Fund to help offset transaction costs. [The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains) or to shares held in retirement plans (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans). This fee also does not apply to shares held in IRA accounts.]

      The Fund will use the first-in, first-out (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than one year, the redemption fee will be assessed. In determining "one year" the Fund will use the anniversary date of a transaction. Thus, shares purchased on April 5, 1999, for example, will be subject to the fee if they are redeemed on or prior to April 4, 2000. If they are redeemed on or after April 5, 2000, the shares will not be subject to the redemption fee. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a one-year period from the date of purchase.

      Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholders' address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

      The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted. Additional exceptions include any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

834327.2

      The Fund has reserved the right to redeem the shares of any shareholder (other than those in an IRA) if the net asset value of all the remaining shares in the shareholder's account after a withdrawal is less than $[ ]. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts.

Written Requests
----------------
      Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

      Reich & Tang  internet.com(TM)  Index Fund, Inc.
      c/o Reich & Tang Funds
      600 Fifth Avenue - 8th Floor
      New York, New York  10020

      All previously issued certificates submitted for redemption must be endorsed by the shareholder and all written requests for redemption must be signed by the shareholder, in each case with signature guaranteed.

      Normally the redemption proceeds are paid by check and mailed to the shareholder of record.

[Checks
-------

      By making the appropriate election on their subscription order form, shareholders may request a supply of checks which may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of [$ ] or more. When a check is presented to the Fund's agent bank, it instructs the Fund's transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Fund shares purchased by check may not be redeemed by check until the check has cleared, which can take up to 15 days following the date of purchase.

      There is no charge to the shareholder for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future if the Board of Directors determines that doing so is in the best interests of the Fund and its shareholders.

      Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, the Fund reserves the right to charge the shareholder's account a fee up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

      Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, it will provide the shareholder with a supply of checks.]

834327.2

Telephone
---------

      The Fund accepts telephone requests for redemption from shareholders who elect this option on their subscription order form. Telephone requests for redemptions may not exceed $25,000 per request per day. The proceeds of a telephone redemption may be sent to the shareholders at their addresses or to their bank accounts, both as set forth in the subscription order form or in a subsequent written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

      A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York at 800-221-3079, and state: (i) the name of the shareholder appearing on the Fund's records; (ii) the shareholder's account number with the Fund; (iii) the amount to be withdrawn; (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address; and
(v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, provided the redemption request is received before 4:00 p.m., New York City time. If the redemption request is received after such time, proceeds are sent the next Fund Business Day. The Fund reserves the right to terminate or modify the telephone redemption service in whole or in part at any time and will notify shareholders accordingly.

On-Line
-------

      [Insert instructions for redeeming shares on the internet]


[Specified Amount Automatic
Withdrawal Plan
---------------------------

      Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $[ ] or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the 23rd day of the month. Whenever such 23rd day of a month is not a Fund Business Day, the payment date is the Fund Business Day preceding the 23rd day of the month. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

      The election to receive automatic withdrawal payments may be made at the time of the original subscription by so indicating on the subscription order form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder.]

Dividends and Distributions
----------------------------

      Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each stockholder, be paid in cash or in additional shares of common stock of the Fund having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such

834327.2
dividend or distribution. Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the stockholder makes no election the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

      While it is the intention of the Fund to distribute to its stockholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Dividends will normally be paid quarterly. Capital gains distributions, if any, will be made at least annually and usually at the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Retirement Plans
----------------

      The Fund has available a form of individual retirement account ("IRA") for investment in the Fund's shares. In general, an individual can make an annual contribution to an IRA in an amount equal to the lesser of $2000 or 100% of the individual's earned income. In addition, in the case of a married couple filing a joint return, annual IRA contributions of up to $2000 can generally be made for each spouse, as long as the combined compensation of both spouses is at least equal to the contributed amounts. IRA contributions can, in general, be made to either traditional deductible IRAs, traditional non-deductible IRAs or non-deductible Roth IRAs, a new type of IRA established by the Taxpayer Relief Act of 1997. Contributions to a Roth IRA are not deductible, but qualified distributions from a Roth IRA are not includable in income or subject to the additional ten-percent tax on early withdrawals, if deemed a qualified distribution. A "qualified distribution" is a distribution that is made after the end of the five taxable year period beginning with the first taxable year in which the individual made a contribution to a Roth IRA, and which is made on or after the date in which the individual attains an age of 59 1/2, on or after the death of the individual or is attributable to the disability of the individual, or is a distribution for specified first-time home buyer expenses or certain education expenses.

      Contributions to traditional deductible IRAs and Roth IRAs may be limited based on adjusted gross income levels. The ability of a person who is an active participant in an employer sponsored retirement plan to make deductible contributions to a regular IRA is phased out based on the individual's adjusted gross incomes. For 1998, the phase out occurs over a range of adjusted gross incomes from $50,000 to $60,000 on a joint return and $30,000 to $40,000 on a single return. The phase out range for a married individual who is not an active participant but whose spouse is an active participant is between $150,000 and $160,000.

      The maximum annual contribution that can be made to a Roth IRA is also subject to phase out rules that apply to married individuals filing joint returns when adjusted gross income is between $150,000 and $160,000 and to single individuals when adjusted gross income is between $95,000 and $110,000.

      For both traditional deductible IRAs and Roth IRAs, the phase out range for married individuals filing separate returns is from $0 to $10,000. The minimum investment required to open an IRA is $250. Generally, there are penalties for premature distributions from an IRA before the attainment of age 59 1/2, except in the case of the participant's death or disability and certain other circumstances including first-time home buyer expenses and certain education expenses.

      Fund shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "Section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

834327.2

      Persons desiring information concerning investments by IRAs and other retirement plans should write or telephone the Fund.

Tax Consequences
----------------

      The Fund intends to qualify for the fiscal year ended __________, 1999 and intends for each year thereafter to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Qualification as a regulated investment company relieves the Fund of Federal income tax on net ordinary income and net realized capital gains paid out to its stockholders. Distributions of net ordinary income and net short-term capital gains are taxable to stockholders as ordinary income. Some corporate stockholders will be entitled to the dividends-received deduction to the extent that the Fund's income is derived from qualifying dividends from domestic corporations. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

      The excess of net long-term capital gains over net short-term capital losses realized and distributed by the Fund as capital gains distributions is taxable to stockholders as long-term capital gains, irrespective of the length of time a stockholder may have held its stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above. If a stockholder that sells shares held for six months or less received a distribution taxable as long-term capital gain, any loss realized on the sale of the shares would be a long-term capital loss to the extent of the distribution.

      The Plan provides that the Manager may make payments from time to time from its own resources, which may include the investment management fee and past profits for the following purposes: to pay promotional and administrative expenses in connection with the offer and sale of the shares of the Fund, including payments to participating organizations or financial intermediaries for

      Any dividend or distribution received by a stockholder shortly after the purchase of shares of the Fund will reduce the net asset value of the shares by the amount of the dividend or distribution. Furthermore, the dividend or distribution is subject to tax even though they are, in effect, a return of capital.

      The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to stockholders who have not complied with IRS regulations by certifying on its application that the social security or tax identification number provided is correct and that the stockholder is not subject to 31% backup withholding for previous underreporting to the IRS.

      The redemption of shares may result in the investor's receipt of more or less than the investor paid for its shares and, thus, in a taxable gain or loss to the investor.

V.  DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees
---------------

      The Fund has adopted a Distribution & Service Plan (the "Plan"), pursuant to Rule 12b-1 under the Act (the "Rule") for the Fund. The Rule provides that an investment company which bears any direct or indirect expense of distributing it shares must do so only in accordance with a plan permitted by the Rule. Although there are no fees or expenses chargeable to the Fund under the Plan, the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payments by the Fund of distribution expenses. If a payment by the Fund to the Manager or investment management fee should be deemed to be indirect financing by the Fund of the distribution of its shares, such payment would be authorized under the Plan.

834327.2

      The Plan provides that the Manager may make payments from time to time from its own resources, which may include the investment management fee and past profits, for the following purposes: to pay promotional and administrative expenses in connection with the offer and sale of the shares of the Fund, including payments to participating organization or financial institutions for performing shareholder servicing and related administrative functions and for providing assisting in distributing the Fund's shares. Pursuant to the License Agreement, R&T has agreed to retain marketing and advertising services from internet.com LLC to be paid at the expense of R&T.


      The Manager, in its sole discretion, will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager for any fiscal year under the Investment Management Contract in effect for that year.

834327.2

      A Statement of Additional
Information (SAI) dated [June , 1999,]
and the Fund's Annual and Semi-Annual
Reports include additional information         internet.com(TM) Index
about the Fund and its investments and         Fund, Inc.
are incorporated by reference into this
prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
You may obtain the SAI, the Annual and
Semi-Annual Reports and material
incorporated by reference without charge by calling the Fund at 1-800-221-3079.
To request other information, please
call your financial intermediary or the
Fund.

=========================================


=========================================

      A current SAI has been filed with           PROSPECTUS
the Securities and Exchange Commission.           June ___, 1999
You may visit the Securities and
Exchange Commission's Internet website
(www.sec.gov) to view the SAI, material          Reich & Tang Distributors,Inc.
incorporated by reference and other                     600 Fifth Avenue
information. These materials can also be            New York, NY  10020
reviewed and copied at the Commission's                 (212) 830-5220
Public Reference Room in Washington D.C.
Information on the operation of the
Public Reference Room may be obtained by calling the Commission at
1-800-SEC-0330. In addition, copies of
these materials may be obtained, upon
payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

[811-  ]

834327.2

--------------------------------------------------------------------------------

INTERNET.COM(TM) INDEX                      600 FIFTH AVENUE, NEW YORK, NY 10020
FUND, INC.                                                        (212) 830-5220



================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION
                                 June ___, 1999




This Statement of Additional Information (SAI) is not a Prospectus. The SAI expands upon and supplements the information contained in the current Prospectus for internet.com(TM) Fund, Inc. (the "Fund"), dated June ____, 1999 and should be read in conjunction with the Fund's Prospectus.


A Prospectus may be obtained by writing or calling the Fund toll-free at 1-(800) 221-3079. The Financial Statements of the Fund have been incorporated by reference to the Fund's Annual Report. The Annual Report is available, without charge, upon request by calling the toll-free number provided.


This Statement of Additional Information is incorporated by reference into the Fund's Prospectus in its entirety.


                                Table of Contents
---------------------------------------------------------------------------------------------------------------
Fund History...................................... 2   Brokerage Allocation and Other Practices............ 9
Description of the Fund and its Investments and        Capital Stock and Other Securities.................. 10
Risks............................................. 2   Purchase, Redemption and Pricing Shares............. 10
Management of the Fund............................ 5   Taxation of the Fund................................ 10
Control Persons and Principal Holders of               Underwriters........................................ 12
  Securities...................................... 7   Calculation of Performance Data..................... 12
Investment Advisory and Other Services............ 7   Financial Statements................................ 12
---------------------------------------------------------------------------------------------------------------
















834320.2

--------------------------------------------------------------------------------




I.    FUND HISTORY

The Fund was incorporated on May 17, 1999 in the state of Maryland.

II.   DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS


The Fund is an open-end management investment company. The Fund seeks to match, as closely as possible, the performance of the ISDEX(R), an internet stock index that consists of modified capitalized-weighted group of 50 internet stocks. The Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The Fund is intended to be a long-term investment and investors should not use the Fund for speculating or short-term fluctuations in the market.


Although not principal strategies, the Manager may enter into the following types of transactions or invest in the following types of instruments as part of its investment strategies:


[(i) Warrants
     --------


The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

The Fund will not purchase any warrant if, as a result of such purchase, 5% or more of the Fund's total assets are invested in warrants. Included within that amount, but not to exceed 2% of the value of the Fund's total assets, may be warrants which are not listed on the New York or American Stock Exchanges.

(ii) Futures Contracts
     -----------------

The Fund may enter into futures contracts, options, warrants, options on futures contracts, convertible securities and swap agreements for the purpose of simulating full investment and reducing transactions costs. The Fund does not use futures or options for speculative purposes. It will only use futures and options to simulate full investment in the index while retaining a cash balance for fund management purposes. Future contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement dated without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion to the contract (delivery and acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.


After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits form fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.

Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging

--------------------------------------------------------------------------------
                                      -2-

834320.2
positions do not exceed five percent of the value of the Fund's portfolio. The Fund will only sell futures contracts to protect against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.


Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and losing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

Restrictions on the Use of Futures Contracts

The Fund will not enter into futures transactions to the extent that, immediately thereafter, the sum of initial margin deposits on open contacts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

Risk Factors in Futures Transactions


Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.


The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund also bears the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Fund is engaged in only for hedging purposes, the Fund's Officers do not believe that the Fund is subject to the risks or loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may very either up or down from the previous day's settlement price at the end of a trading session. One the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

--------------------------------------------------------------------------------
                                      -3-
834320.2

--------------------------------------------------------------------------------

Federal Tax Treatment of Futures Contracts

The Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.


In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the fund's business of investing in securities. Net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the distributions.]


Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. They may not be changed unless approved by a majority of the outstanding shares "of each series of the Fund's shares that would be affected by such a change." The term "majority of the outstanding shares" of the Fund means the vote of the lesser of
(i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:

1. Purchase the securities of any one issuer, other than the U.S. government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

2. Invest more than 25% of the value of its total assets in any particular industry;

3. Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

4. Make loans of its assets to any person, except for the purchase of debt securities as discussed under "Investment Objectives, Policies and Risks" herein;

5. Borrow money except for (i) the short-term credits from banks referred to in paragraph 3 above and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;

6. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in paragraph 5 above;

7. Purchase the securities of any other investment company, except by purchase in the open market where to the best information of the Fund no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase, or except when such purchase is part of a merger, consolidation or acquisition of assets; and

8. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund will not, however, invest more than 10% of the value of its net assets in restricted securities and not readily marketable securities.

9. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests in oil, gas or other

--------------------------------------------------------------------------------
                                       -4-

834320.2

--------------------------------------------------------------------------------

    mineral exploration or development programs;

10. Sell securities short or invest in puts, calls, straddles, spreads or combinations thereof;

11. Purchase or acquire commodities or commodity contracts;

12. Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing;

13. Participate on a joint or a joint and several basis in any securities trading account; and

14. Invest in companies for the purpose of exercising control. If a percentage restriction is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's portfolio securities will not be considered a violation of the Fund's policies or restrictions.

Temporary Defensive Strategies

The Fund may take a temporary defensive position and invest in securities that are inconsistent with its principal investment strategies when the Manager determines that adverse market, economic, political, or other conditions warrant such a position. Pursuant to this policy, the Fund may invest temporarily without limit in investment grade debt securities, preferred stocks or money market instruments.

The Fund will not necessarily dispose of a security that falls below investment grade unless the Manager determines that the security is inconsistent with the Fund's investment objectives.

Money market instruments purchased for this purpose include U.S. Government obligations, high quality commercial paper and certificates of deposit and bankers' acceptances issued by domestic banks having more than $1 billion in total assets.

III.  MANAGEMENT OF THE FUND

The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed the Manager to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be director, officers or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.

The Directors and Executive Officers of the Fund, and their principal occupations during the past five years, are set forth below. Unless otherwise specified, the address of each of the following persons is 600 Fifth Avenue, New York, New York 10020. Directors deemed to be "interested persons" of the Fund for the purposes of the Investment Company Act of 1940 (the "1940 Act"), as amended are indicated by an asterisk.

RICHARD E. SMITH, III, 49*: Director and Chairman of the Fund, has been President and Chief Executive Officer of the Capital Management Division of the Manager with which he has been associated since May 1994. Mr. Smith was formerly Executive Vice President of Rhode Island Hospital Trust which he was associated with from March 1993 to May 1994.


ALAN MECKLER, __*: Director and President of the Fund, has been a Director, Chairman of the Board and Chief Executive Officer of internet.com(TM) since its inception. Previously, Mr. Meckler had been Chairman of the Board and Chief Executive Officer of Mecklermedia since December 1993 and had been President and a Director from 1971 through November 1997. Mr. Meckler also held the office of Chairman of the Board of Mecklermedia during certain periods since 1971, and was the only person to have held the offices of Chairman of the Board or Chief Executive Officer since Mecklermedia's founding.


[insert names and bios for the 3 independent Directors]

STEVEN W. DUFF, 45: Executive Vice President of the Fund, has been President of the Mutual Funds division of the Manager since September 1994. Mr. Duff was formerly Director of Mutual Fund Administration at NationsBank which he was associated from June 1981 to August 1994. Mr. Duff is also President and a Director/Trustee of 14 funds in the Reich & Tang Fund Complex, President of Back Bay Funds, Inc., Director of Pax World Money Market Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.

BERNADETTE N. FINN, 51: Vice President and Secretary of the Fund, has been Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Finn was formerly Vice President and Assistant Secretary of Reich & Tang, Inc. with which she was associated with from September 1970 to September 1993. Ms. Finn is also Vice

--------------------------------------------------------------------------------
                                      -5-

834320.2

President and Secretary of 4 additional funds, and a Secretary of 14 funds in the Reich & Tang Fund Complex.

MOLLY FLEWHARTY, 48: Vice President of the Fund has been Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. with which she was associated with from December 1977 to September 1993. Ms. Flewharty is also a Vice President of 18 other funds in the Reich & Tang Fund Complex.

LESLEY M. JONES, 50: Vice President of the Fund has been Senior Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Jones was formerly Senior Vice President of Reich & Tang, Inc. with which she was associated from April 1973 to September 1993. Ms. Jones is also a Vice President of 14 other funds in the Reich & Tang Complex.

DANA E. MESSINA, 42: Vice President of the Fund has been Executive Vice President of the Mutual Funds division of the Manager since January 1995 and was Vice President from September 1993 to January 1995. Ms. Messina was formerly Vice President of Reich & Tang, Inc. with which she was associated from December 1980 to September 1993. Ms. Messina is also Vice President of 15 other funds in the Reich & Tang Fund Complex.

RICHARD De SANCTIS, 42: Treasurer of the Fund, has been Vice President and Treasurer of the Manager since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc. from January 1991 to September 1993. Mr. De Sanctis is also Treasurer of 17 other funds in the Reich & Tang Fund Complex, and is Vice President and Treasurer of Cortland Trust, Inc.

ROSANNE D. HOLTZER, 34: Assistant Treasurer of the Fund, has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she was associated since June 1986. She is also Assistant Treasurer of 18 other funds in the Reich & Tang Fund Complex.

Directors of the Fund not affiliated with the Manager receive from the Fund an annual retainer of $2,000 and a fee of $500 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Manager do not receive compensation from the Fund.

The Fund anticipates paying an aggregate remuneration of [$12,000] to its disinterested directors with respect to the period ended ___________, 1999, all of which consisted of aggregate director's fees paid to the three disinterested directors, pursuant to the terms of the Investment Management Contract. See Compensation Table below.


                          Estimated Compensation Table

          (1)                            (2)                  (3)                       (4)                        (5)

    Name of Person,        Aggregate Compensation   Pension or Retirement                               Total Compensation from
       Position              from Registrant for     Benefits Accrued as        Estimated Annual             Fund and Fund
                                 Fiscal Year        Part of Fund Expenses   Benefits upon Retirement   Complex Paid to Directors*


[                     ,]        [$4,000.00]                   0                         0                [$        (   Funds)]
       Director

[                     ,]        [$4,000.00]                   0                         0                [$        (   Funds)]
       Director

[                     ,]        [$4,000.00]                   0                         0                [$        (   Funds)]
       Director


* The estimated total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ending [___________, 1999]. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.





--------------------------------------------------------------------------------
                                      -6-

834320.2

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

On [June ____, 1999] the Manager purchased $100,000 of the Fund's common stock at an initial subscription price of $1.00 per share. As of [June ____,1999,] the amount of shares owned by all officers and directors of the Fund, as a group, was less than 1% of the outstanding shares of the Fund.

V.  INVESTMENT  ADVISORY AND OTHER SERVICES

Pursuant to its Investment Management Contract with the Fund, Reich & Tang Asset Management L.P. (the "Manager") is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. (See "Portfolio Transactions" herein.) The Manager also furnishes to the Board of Directors periodic reports on the investment performance of the Fund.

Reich & Tang Asset Management L.P. is a Delaware limited partnership with principal offices at 600 Fifth Avenue, New York, New York 10020. The Manager was at March 31, 1999 manager, advisor or supervisor with respect to assets aggregating in excess of $13.2 billion. The Manager acts as manager or administrator of seventeen other investment companies and also advises pension trusts, profit sharing trusts and endowments.

Effective January 1, 1998, NEIC Operating Partnership, L.P. ("NEICOP") was the limited partner and owner of a 99.5% interest in the Manager replacing New England Investment Companies, L.P. ("NEICLP") as the limited partner and owner of such interest in the Manager due to a restructuring by New England Investment Companies, Inc. ("NEIC"). Subsequently, effective March 31, 1998, Nvest Companies, L.P. ("Nvest Companies") due to a change in name of NEICOP, replaces NEICOP as the limited partner and owner of a 99.5% interest in the Manager.

Reich & Tang Asset Management, Inc. (an indirect wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Manager. Nvest Corporation, a Massachusetts Corporation (formerly known as New England Investment Companies, Inc.), serves as the managing general partner of Nvest Companies.

Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly or indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.

MetLife is a mutual life insurance company with assets of $330.6 billion at December 31, 1997. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.7 trillion at December 31, 1997 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

Nvest Companies is a holding company offering a broad array of investment styles across a wide range of asset categories through thirteen subsidiaries, division and affiliates offering a wide array of investment styles and products to institutional clients. Its business units, in addition to the manager, include Back Bay Advisors, L.P., Capital Growth Management, Limited Partnership, Greystone partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Company, L.P., Nvest Associates, Inc., Snyder Capital Management, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 80 other registered investment companies.

The Investment Management Contract was initially approved by the Board of Directors and the shareholders of the Fund and entered into on [June ____, 1999] with a term until June 30, 2001 and is continued in force thereafter for successive twelve-month periods beginning each [July 1st], provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Investment Management Contract or interest persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund.

The Manager provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Directors, or

--------------------------------------------------------------------------------
                                      -7-

834320.2

--------------------------------------------------------------------------------

by the Manager on sixty days' written notice, and will automatically terminate in the event of its assignment. The Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

For its services under the Investment Management Contract, the Manager receives from the Fund a fee, payable monthly, at the annual rate of [.65%] of the Fund's average daily net assets. In addition to management services with respect to the purchase and sale of securities, the fee includes compensation for overall management of the Fund, including distributing the Fund's shares.


Pursuant to the Administrative Services Contract with the Fund, the Fund pays the Manager a fee equal to [.20%] per annum of the Fund's average daily net assets for performing clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of accounting related services by Investors Fiduciary Trust Company, the Fund's bookkeeping or recordkeeping agent, (ii) prepare reports to and filings with regulatory authorities and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations. For its services under the Administrative Services Contract, the Manager receives from the Fund a fee equal to [.20%] per annum of the Fund's average daily net assets.


Expense  Limitation

The Manager has agreed to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage and extraordinary expenses) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Fund's expenses for distribution purposes pursuant to the Plan, described above, are included within such expenses only to the extent required by the state with the most restrictive expense limitation in which the Fund's shares are qualified for sale. The Fund may elect not to qualify its shares for sale in every state. For the purpose of this limitation, expenses shall include the fee payable to the Manager and the amortization of organization expenses. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. No such reimbursement was required for the year ended December 31, 1998. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expense limitations have been eliminated at this time.

Subject to the Manager's obligations to pay for services performed by officers of the Manager or its affiliates and for investment management services and certain distribution and promotional expenses and to reimburse the Fund for its excess expenses as described above, under the Investment Management Contract the Fund has assumed responsibility for payment of all of its other expenses, including (a) brokerage and commission expenses, (b) Federal, state and local taxes, including issue and transfer taxes incurred by or levied on the Fund, (c) commitment fees and certain insurance premiums, (d) interest charges on borrowings, (e) charges and expenses of the Fund's custodian, (f) charges and expenses of persons performing issuance, redemption, transfer and dividend disbursing functions for the Fund, (g) recurring and nonrecurring legal and accounting expenses, including the Fund's cost of the bookkeeping agent for the determination of net asset value per share and the maintenance of portfolio and general accounting records, (h) telecommunication expenses, (i) costs of organizing and maintaining the Fund's existence as a corporation, (j) compensation, including directors' fees, of any of the Fund's directors, officers or employees who are not officers of Reich & Tang Asset Management, Inc., the general partner of the Manager, and costs of other personnel providing services to the Fund, (k) costs of stockholders' services including charges and expenses of persons providing confirmations of transactions in Fund shares, periodic statements to stockholders, and recordkeeping and stockholder services,
(l) costs of stockholders' reports, proxy solicitations, and corporate meetings,
(m) fees and expenses of registering the Fund's shares under the appropriate Federal securities laws and of qualifying those shares under applicable state securities laws, including expenses attendant upon the initial registration and qualifications of the Fund's shares and attendant upon renewals of, or amendments to, those registrations and qualifications, (n) expenses of preparing and printing the Fund's prospectuses and statements of additional information and of delivering them to stockholders of the Fund, (o) payment of fees and expenses provided for in the Investment Management Contract, Administrative Services Agreement and Distribution Agreement and (p) any other distribution or promotional expenses pursuant to a distribution and service plan.

Distribution and Service Plan

The Fund has adopted a distribution and service plan (the "Plan"), pursuant to Rule 12b-1 under the Act (the "Rule") for the Fund. The Rule provides that an investment company which bears any direct or indirect expense of distributing it shares must do so only in accordance with a plan permitted by the Rule. Although there are no fees or expenses chargeable to the Fund under the Plan, the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payments by the Fund of distribution expenses. If a payment by the Fund to the Advisor of advisory fees should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments would be authorized under the Plan.

--------------------------------------------------------------------------------
                                      -8-

834320.2

--------------------------------------------------------------------------------


The Plan provides that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits for the following purposes: to pay promotional and administrative expenses in connection with the offer and sale of the shares of the Fund, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. These payments include payment to Internet.com(TM) for advertising on its website and for the use of the ISDEX Index. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Advisor for any fiscal year under the Advisory Agreement in effect for that year.

The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund management's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Advisor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund management's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Advisor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Fund or its shareholders. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

The Plan provides that they may continue in effect for successive annual periods provided that they are approved by the shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan, or in the agreements related to the Plan. On [June__, 1999] the Board of Directors approved the continuance of the Plan until June 30, 2000. The Plan was approved by a majority of the Fund's shareholders at the annual meeting on [June __, 1999.] The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plans without shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's shareholders.

Custodian and Transfer Agent

Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, is custodian for the Fund's cash and securities. Reich & Tang Services, Inc., an affiliate of the Fund's Manager, located at 600 Fifth Avenue, New York, NY 10020, is transfer agent and dividend agent for the shares of the Fund. The custodian and transfer agents do not assist in, and are not responsible for, investment decisions involving assets of the Fund.

Counsel and Auditors

Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022.

McGladrey & Pullen LLP, 555 Fifth Avenue, New York, New York 10017, independent certified public accountants, have been selected as auditors for the Fund.

VI. BROKERAGE  ALLOCATION AND OTHER  PRACTICES

The Manager makes the Fund's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining the best price and execution available, brokerage may be directed to persons or firms supplying investment information to the Manager or portfolio transactions may be effected by the Manager. Neither the Fund nor the Manager has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Manager for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Manager and, therefore, may have the effect of reducing the expenses of the Manager in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Manager probably does not reduce the overall expenses of the Manager to any material extent. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions for the Fund.

The investment information provided to the Manager is of the type described in
Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Manager's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Manager in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be

--------------------------------------------------------------------------------
                                      -9-
834320.2
occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Manager determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.

The Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Fund will attempt to negotiate best execution.

The Distributor may from time to time effect transactions in the Fund's portfolio securities. In such instances, the placement of orders with the Distributor would be consistent with the Fund's objective of obtaining best execution. With respect to orders placed with the Distributor for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund) to receive brokerage commissions from such registered investment company provided that such commissions are reasonable and fair compared to commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, pursuant to Section 11(a) of the Securities Exchange Act of 1934, the Distributor is restricted as to the nature and extent of the brokerage services it may perform for the Fund. The Securities and Exchange Commission has adopted rules under Section 11(a) which permit a distributor to a registered investment company to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted, executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions. To the extent permitted by such rules, the Distributor may receive compensation relating to transactions in portfolio securities of the Fund provided that the Fund enters into a written agreement, as required by such rules, with the Distributor authorizing it to retain compensation for such services. Transactions in portfolio securities placed with the Distributor which are executed on a national securities exchange must be effected in accordance with procedures adopted by the Board of Directors of the Fund pursuant to Rule 17e-1.

VII. CAPITAL STOCK AND OTHER SECURITIES

The authorized capital stock of the Fund consists of one hundred million shares of common stock having a par value of one-tenth of one cent ($.001) per share. Each share has equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable.

As a general matter, the Fund will not hold annual or other meetings of the Fund's stockholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of shareholders entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund director(s) and communication among stockholders, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the stockholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the stockholders.

VIII. PURCHASE, REDEMPTION AND PRICING SHARES

The material relating to the purchase and redemption of shares in the Prospectus is herein incorporated by reference.

IX. TAXATION OF THE FUND

The Fund intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements. By meeting these requirements, the Fund generally will not be subject to Federal income tax on investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends and distributed to shareholders. In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid. If the Fund does not meet all of these requirements, it will be taxed as an ordinary corporation and distributions will generally be taxed to shareholders as ordinary income.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution

--------------------------------------------------------------------------------
                                      -10-

834320.2

--------------------------------------------------------------------------------

requirement may be subject to a nondeductible 4% of excise tax. To prevent imposition of the excise tax, the Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending December 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from the Fund may be eligible for the dividends-received deduction available to corporations other than S Corporations. However, any dividends received by the Fund that are attributable to foreign corporations will not be eligible for the dividends-received deduction, since that deduction is generally available only with respect to dividends paid by domestic corporations. In addition, the dividends-received deduction will be disallowed for shareholders who do not hold their shares in the Fund for at least 45 days during the 90 day period beginning 45 days before a share in the Fund becomes ex dividend with respect to such dividend and will be disallowed with respect to an investment in the Fund that is debt financed.

Distributions of net capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

Investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Distributions by the Fund reduce the net asset value of the Fund's shares, and if a distribution reduces the net asset value below a stockholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months (10% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket for ordinary income). However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Fund are exchanged within 90 days after the date they were purchased and new shares of the Fund are acquired without sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

Gains or losses attributable to fluctuations in exchange rates resulting from transactions in a foreign currency generally are treated as ordinary income or ordinary loss. These gains or losses may increase, decrease, or eliminate the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. The Fund does not expect to be eligible to elect to allow shareholders to claim such foreign taxes or a credit against their U.S. tax liability.

The Fund is required to report to the IRS all distributions to shareholders except in the case of certain exempt shareholders. Distributions by the Fund (other than distributions to exempt shareholders) are generally subject to backup withholding of Federal income tax at a rate of 31% if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to

--------------------------------------------------------------------------------

834320.2
respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions (whether reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

X. UNDERWRITERS

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge. The Distributor does not receive an underwriting commission. In effecting sales of Fund shares under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register ad dealers pursuant to state law.

XI.  CALCULATION OF  PERFORMANCE  DATA

From time to time the Fund may distribute sales literature or publish advertisements containing "total return" quotations for the Fund. Such sales literature or advertisements will disclose the Fund's average annual compounded total return for the Fund's last one year period, five year period and the period since the Fund's inception, and may include total return information for other periods. The Fund's total return for each period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission, the average annual compounded rates of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when received.

The Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses. Total return information is useful in reviewing the Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed return for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

XII. FINANCIAL  STATEMENTS

The audited financial statements for the Fund for the fiscal year ended ________, 1999 and the report thereon of McGladrey & Pullen, LLP are herein incorporated by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

--------------------------------------------------------------------------------

834320.2

                           PART C - OTHER INFORMATION

Item 23.        Exhibits


                (a)    Articles of Incorporation of the Registrant.

                (b)    By-Laws of the Registrant.

                (c)    Not applicable.

           *    (d)    Form of Investment Management Contract between the
                       Registrant and Reich & Tang Asset Management L.P.

           *    (e)    See Distribution Agreement filed as Exhibit m.1.

                (f)    Not applicable.

           *    (g)    Custody Agreement between the Registrant and Investors
                       Fiduciary Trust Company.

                (h)    Not Applicable.

           *    (i)    Consent Opinion of Messrs.  Battle Fowler LLP
                       as to the use of their  name  under the  headings
                       "Federal  Income  Taxes"  in the  Prospectus  and
                       "Counsel  and   Auditors"  in  the  Statement  of
                       Additional Information.

           *    (j)    Consent of Independent Auditors filed as Exhibit j
                       herein.

           *    (k)    Audited Financial Statements for the Fiscal Year ended
                       [___________].

           *    (l)    Written assurance of Reich & Tang Asset Management L.P.
                       that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling.

           *    (m)    Form of Distribution and Service Plan pursuant to Rule
                       12b-1 under the Investment Company Act of 1940.

           *    (m.1)  Form of Distribution Agreement between the Registrant and
                       Reich & Tang Distributors, Inc.

           *    (m.2)  Form of Shareholder Servicing Agreement between the
                       Registrant and Reich & Tang Distributors, Inc.

           *    (m.3)  Form of Administrative Services Agreement between the
                       Registrant and Reich & Tang Asset Management L.P.

           *    (n)    Financial Data Schedule (For EDGAR Filing Only)

                (o)    Not applicable.

           *    (p)    Powers of Attorney




Item 24.    Persons controlled by or Under Common Control with Registrant.

            None.

------------------------------------------
*  To be filed by amendment.

837532.1
                                       C-1

Item 25.  Indemnification.

          In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

          "NINTH: (a) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (b) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

          In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify internet.com(TM) Index Fund, Inc. and any person who controls internet.com(TM) Index Fund, Inc., within the meaning of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than a payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          Insofar as the Investment Company Act of 1940 may be concerned, in the event that a claim for indemnification is asserted by a director, officer or controlling person of the Registrant

837532.1
                                       C-2
          in connection with the securities being registered, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon a review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of directors who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

          The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (x) such person shall provide security for his undertaking, (y) the Registrant shall be insured against losses arising by reason of any lawful advances or (z) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 26.  Business and Other Connections of the Investment Adviser.

          The description of the Reich & Tang Asset Management L.P. ("RTAMLP") under the caption "Management, Organization and Capital Structure" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information of the Registration Statement is incorporated herein by reference.

          The Registrant's investment adviser, RTAMLP, is a registered investment adviser. RTAMLP's investment advisory clients include Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc., and Virginia Daily Municipal Income Fund, Inc., registered investment companies whose addresses are 600 Fifth Avenue, New York, New York 10020. These entities invest principally in money market instruments. RTAMLP is also the adviser for Delafield Fund, Inc. and Reich & Tang Equity Fund, Inc., registered investment companies whose addresses are 600 Fifth Avenue, New York, New York 10020. These entities invest principally in equity securities. In addition, RTAMLP is the sole general partner of Alpha Associates L.P., August Associates L.P., Reich & Tang Minutus I, L.P., Reich & Tang Minutus II, L.P., Reich & Tang Equity Partners L.P., Reich & Tang Micro Cap L.P., Reich & Tang Concentrated Portfolio L.P. and Tucek Partners, L.P., private investment partnerships organized as limited partnerships.

          Peter S. Voss, President, Chief Executive Officer and a Director of Nvest Corporation (formerly New England Investment Companies, Inc.) since October 1992, Chairman of the Board of Nvest since December 1992, Group Executive Vice President, Bank of America, responsible for the global asset management private banking businesses, from April 1992 to October 1992, Executive Vice President of Security Pacific Bank, and Chief Executive Officer of Security Pacific Hoare Govett Companies, a wholly owned subsidiary of Security Pacific Corporation, from April 1988 to April 1992, Director of The New England since March 1993, Chairman of the Board of Directors of Nvest Corporation's subsidiaries other than Loomis, Sayles & Company, L.P. ("Loomis") and Back Bay Advisors, L.P. ("Back Bay"), where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. G. Neal Ryland, Executive Vice President, Treasurer and Chief Financial Officer Nvest Corporation since July 1993, Executive Vice President and Chief Financial Officer of The Boston Company, a diversified financial services company, from March 1989 until July 1993; from September 1985 to December 1988, Mr. Ryland was employed by Kenner Parker Toys, Inc. as Senior Vice President and Chief Financial Officer. Edward N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of Nvest Corporation since December 1989, Senior Vice President and Associate General Counsel of The New England from 1984 until December 1992, and Secretary of Westpeak

837532.1
                                       C-3
and Draycott and the Treasurer of Nvest Corporation. Lorraine C. Hysler has been Secretary of RTAMLP since July 1994, Assistant Secretary of Nvest since September 1993, Vice President of the Mutual Funds Group of NEICLP from September 1993 until July 1994, and Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Hysler joined Reich & Tang, Inc. in May 1977 and served as Secretary from April 1987 until September 1993. Richard E. Smith, III has been a Director of RTAMLP since July 1994, President and Chief Operating Officer of the Capital Management Group of NEICLP from May 1994 until July 1994, President and Chief Operating Officer of the Reich & Tang Capital Management Group since July 1994, Executive Vice President and Director of Rhode Island Hospital Trust from March 1993 to May 1994, President, Chief Executive Officer and Director of USF&G Review Management Corp. from January 1988 until September 1992. Steven W. Duff has been a Director of RTAMLP since October 1994, President and Chief Executive Officer of Reich & Tang Funds since August 1994, Senior Vice President of NationsBank from June 1981 until August 1994; Mr. Duff is President and a Director of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Short Term Income Fund, Inc. and Virginia Daily Municipal Income Fund, Inc., President and Trustee of Florida Daily Municipal Income Fund, Institutional Daily Municipal Income Fund, Pennsylvania Daily Municipal Income Fund, President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc., and Executive Vice President of Reich & Tang Equity Fund, Inc. Bernadette N. Finn has been Vice President - Compliance of RTAMLP since July 1994, Vice President of Mutual Funds Division of NEICLP from September 1993 until July 1994, Vice President of Reich & Tang Funds since July 1994. Ms. Finn joined Reich & Tang, Inc. in September 1970 and served as Vice President from September 1982 until May 1987 and as Vice President and Assistant Secretary from May 1987 until September 1993. Ms. Finn is also Secretary of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Municipal Income Fund, Michigan Daily Tax Free Income Funds, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Tax Exempt Proceeds Fund, Inc. and Virginia Daily Municipal Income Fund, Inc., a Vice President and Secretary of Delafield Fund, Inc., Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc. Richard De Sanctis has been Vice President and Treasurer of RTAMLP since July 1994, Assistant Treasurer of Nvest since September 1993 and Treasurer of the Mutual Funds Group of NEICLP from September 1993 until July 1994, Treasurer of the Reich & Tang Funds since July 1994. Mr. De Sanctis joined Reich & Tang, Inc. in December 1990 and served as Controller of Reich & Tang, Inc., from January 1991 to September 1993. Mr. De Sanctis was Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of AEW Commercial Mortgage Securities Fund, Inc., Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc., and Virginia Daily Municipal Income Fund, Inc., and is Vice President and Treasurer of Cortland Trust, Inc. Richard I. Weiner has been Vice President of RTAMLP since July 1994, has been Vice President of Nvest Corporation since September 1993, Vice President of the Capital Management Group of NEIC from September 1993 until July 1994, Vice President of Reich & Tang Asset Management L.P. Capital Management Group since July 1994. Mr. Weiner joined Reich & Tang, Inc. in August 1970 and has served as a Vice President since September 1982. Rosanne D. Holtzer has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she was associated with from June 1986. She is also Assistant Treasurer of Back Bay Funds, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Inc., Georgia Daily Municipal Income Fund, Inc., Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Virginia Daily Municipal Income Fund, Inc. and is Vice President and Assistant Treasurer of Cortland Trust, Inc.

Item 27.  Principal Underwriters.

          (a) Reich & Tang Distributors, Inc., the Registrant's Distributor is also the distributor for Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily

837532.1
                                       C-4

Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Virginia Daily Municipal Income Fund, Inc.

          (b) The following are the directors and officers of Reich & Tang Distributors, Inc. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons the principal address is 600 Fifth Avenue, New York, New York 10020.


                               Positions and Offices                Positions and Offices
Name                           With the Distributor                 With Registrant

Peter S. Voss                  Director                             None
G. Neal Ryland                 Director                             None
Edward N. Wadsworth            Executive Officer                    None
Richard E. Smith III           President                            Chairman
Peter J. DeMarco               Executive Vice President             None
Steven W. Duff                 Director                             Executive Vice President
Bernadette N. Finn             Vice President                       Vice President and Secretary
Lorraine C. Hysler             Secretary                            None
Richard De Sanctis             Treasurer                            Treasurer
Richard I. Weiner              Vice President                       None

          (c)  Not applicable.

Item 28.  Location of Accounts and Records.

          Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of Registrant at Reich & Tang Asset Management L.P., 600 Fifth Avenue, New York, New York 10020, the Registrant's Manager; Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, the Registrant's transfer agent and dividend distributing agent; and at Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, the Registrant's custodian.

Item 29.  Management Services.

          Not Applicable.

Item 30.  Undertakings.

          Not applicable.




837532.1
                                       C-5

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 14th day of May, 1999.

                          INTERNET.COM INDEX FUND, INC.



                          By: /s/ Bernadette N. Finn
                              ------------------------------
                              Bernadette N. Finn, Secretary


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.


           Signature                                          Title                   Date


(1)        Principal Executive Officer:             Vice President                May 14, 1999
           Richard E. Smith III




           By: /s/ Richard E. Smith III
               ------------------------
               Richard E. Smith III


(2)        Majority of Directors

           Richard E. Smith III                     Director                      May 14, 1999
           Bernadette N. Finn                       Director





           By: /s/ Richard E. Smith III
               ------------------------
               Richard E. Smith III




           By: /s/ Bernadette N. Finn
               ----------------------
               Bernadette N. Finn



837532.1
                                       C-6

                                  Exhibit Index

                     (a)       Articles of Incorporation of the Registrant.

                     (b)       By-Laws of the Registrant.

                     (c)       Not applicable.

           *         (d)       Form of Investment Management Contract between
                               the Registrant and Reich & Tang Asset Management
                               L.P.

           *         (e)       See Distribution Agreement filed as Exhibit m.1.

           *         (f)       Not applicable.

           *         (g)       Custody Agreement between the Registrant and
                               Investors Fiduciary Trust Company.

                     (h)       Not Applicable.

           *         (i)       Consent Opinion of Messrs. Battle Fowler LLP as
                               to the use of their name under the headings
                               "Federal Income Taxes" in the Prospectus and
                               "Counsel and Auditors" in the Statement of Additional Information.

           *         (j)       Consent of Independent Auditors filed as Exhibit
                               j herein.

           *         (k)       Audited Financial Statements for the Fiscal Year
                               ended [__________].

           *         (l)       Written assurance of Reich & Tang Asset
                               Management L.P. that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling.

           *         (m)       Form of Distribution and Service Plan pursuant to
                               Rule 12b-1 under the Investment Company Act of
                               1940.

           *         (m.1)     Form of Distribution Agreement between the
                               Registrant and Reich & Tang Distributors, Inc.

           *         (m.2)     Form of Shareholder Servicing Agreement between
                               the Registrant and Reich & Tang Distributors,
                               Inc.

           *         (m.3)     Form of Administrative Services Agreement between
                               the Registrant and Reich & Tang Asset Management
                               L.P.

           *         (n)       Financial Data Schedule (For EDGAR Filing Only)

                     (o)       Not applicable.

           *         (p)       Powers of Attorney


------------------------------------------
* To be filed by amendment.

837532.1
                                       C-7